UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08573

Name of Fund:  BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniHoldings California Quality Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2015

Date of reporting period: 04/30/2015

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2015 (Unaudited)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 112.8%
Corporate — 0.4%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series A, 5.88%, 2/15/34	$2,435	$2,858,933
County/City/Special District/School District — 34.1%
Centinela Valley Union High School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	9,100	11,041,940
City of Garden Grove California, COP, Series A, Financing Project (AMBAC), 5.50%, 3/01/26	4,040	4,056,766
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	3,500	4,055,065
County of Los Angeles California Sanitation Districts Financing Authority, Refunding RB, (BHAC), 5.00%, 10/01/15 (a)	7,915	8,072,034
County of Orange California Sanitation District, COP, Series A, 5.00%, 2/01/35	2,500	2,802,900
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,665	3,232,778
County of Ventura California Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/18 (a)	5,060	5,799,367
Culver City Redevelopment Finance Authority California, Refunding, Tax Allocation Bonds, Series A (AGM), 5.60%, 11/01/25	3,750	3,765,862
Foothill-De Anza Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/40	30,000	33,614,100
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,298,930
Grossmont Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,000	2,462,600
Kern Community College District, GO, Safety Repair & Improvements, Series C:
5.25%, 11/01/32	5,715	6,659,747
5.75%, 11/01/34	12,085	14,614,995
Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Alamitos Unified School District, GO, Refunding, School Facilities Improvement, Series E, 5.25%, 8/01/39	$3,700	$4,257,701
Los Rios Community College District, GO, Election of 2008, Series A, 5.00%, 8/01/35	11,000	12,548,910
Oxnard Union High School District, GO, Refunding, Election of 2004, Series A (AGM), 5.00%, 8/01/35	10,000	10,990,300
Redlands Unified School District California, GO, Election of 2008 (AGM), 5.25%, 7/01/33	5,000	5,579,000
Riverside Community College District, GO, Election of 2004, Series C (AGM), 5.00%, 8/01/32	8,750	9,484,650
San Bernardino Community College District, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	10,750	11,322,115
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.50%, 2/01/29	905	1,038,080
San Francisco California Bay Area Rapid Transit District, Refunding RB, Series A (NPFGC), 5.00%, 7/01/30	21,600	21,771,936
San Jose California Financing Authority, LRB, Convention Center Expansion & Renovation Project, Series A:
5.75%, 5/01/36	2,560	2,680,781
5.75%, 5/01/42	4,500	5,351,085
San Jose California Financing Authority, Refunding LRB, Convention Center Expansion & Renovation Project, Series A, 5.00%, 6/01/39	8,300	9,294,008
San Ramon Valley Unified School District, GO, Election of 2012, 4.00%, 8/01/40	1,670	1,712,351
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	5,635	6,532,036
West Contra Costa California Unified School District, GO:
Election of 2010, Series A (AGM), 5.25%, 8/01/41	5,390	6,228,037

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	1

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
West Contra Costa California Unified School District, GO (concluded):
Election of 2010, Series B, 5.50%, 8/01/39	$3,195	$3,714,060
Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,906,150

		221,888,284
Education — 2.4%
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,198,250
Gavilan Joint Community College District, GO, Election of 2004, Series D:
5.50%, 8/01/31	2,170	2,541,851
5.75%, 8/01/35	8,400	9,959,376

		15,699,477
Health — 15.8%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare:
Series A, 6.00%, 8/01/30	1,500	1,822,425
Series B, 6.25%, 8/01/39	6,305	7,445,701
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	8,620	9,633,971
Kaiser Permanente, Series A, 5.25%, 4/01/39	7,275	7,481,828
Providence Health Services, Series B, 5.50%, 10/01/39	4,130	4,757,347
Sutter Health, Series A, 5.25%, 11/15/46	7,500	7,912,275
Sutter Health, Series B, 6.00%, 8/15/42	9,655	11,533,187
California Health Facilities Financing Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%, 7/01/34	3,700	4,276,275
Providence Health and Services, 5.00%, 10/01/38	10,970	12,346,077
St. Joseph Health System, 5.00%, 7/01/37	10,000	11,215,800
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series B, 5.25%, 3/01/45	12,505	12,880,150
Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Statewide Communities Development Authority, Refunding RB:
Kaiser Permanente, Series C, 5.25%, 8/01/31	$2,500	$2,627,725
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	6,235	6,935,689
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,935,115

		102,803,565
State — 9.3%
State of California, GO, Various Purposes:
6.00%, 3/01/33	5,000	5,996,550
6.00%, 4/01/38	27,765	32,491,714
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	3,670	4,389,540
Various Capital Projects, Series I, 5.50%, 11/01/33	2,015	2,412,479
State of California Public Works Board, RB, California State Prisons, Series C, 5.75%, 10/01/31	1,205	1,447,783
University of California, RB, Limited Project, Series D (NPFGC), 5.00%, 5/15/16 (a)	13,000	13,764,400

		60,502,466
Tobacco — 2.0%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/40	11,480	12,706,064
Transportation — 20.3%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	9,650	11,309,124
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
2nd Series 34E (AGM), 5.75%, 5/01/24	5,000	5,583,300
Series A, 5.00%, 5/01/29	6,435	7,216,531

2	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Senior Series D, 5.25%, 5/15/29	$2,590	$3,008,570
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A:
Senior, 5.00%, 5/15/40	3,000	3,407,280
5.25%, 5/15/39	5,845	6,616,481
City of Los Angeles Department of Airports, RB, AMT, Series A, 5.00%, 5/15/40	3,830	4,271,599
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.25%, 3/01/23	3,785	4,377,012
6.25%, 3/01/34	1,400	1,649,732
County of Orange California, ARB, Series B, 5.75%, 7/01/34	6,345	6,975,693
County of Sacramento California, ARB:
Senior Series A (AGC), 5.50%, 7/01/41	8,190	9,185,331
Senior Series B, 5.75%, 7/01/39	2,650	2,988,961
Senior Series B, AMT (AGM), 5.75%, 7/01/28	13,275	14,837,733
Senior Series B, AMT (AGM), 5.25%, 7/01/33	18,000	19,790,460
County of San Bernardino California Transportation Authority, RB, Series A, 5.25%, 3/01/40	4,545	5,318,014
County of San Mateo California Transportation Authority, Refunding RB, Series A (NPFGC), 5.00%, 6/01/32	10,000	10,038,800
Los Angeles County Metropolitan Transportation Authority, RB, (AMBAC):
5.00%, 7/01/15 (a)	7,525	7,586,554
5.00%, 7/01/35	1,475	1,486,977
Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	$5,530	$6,309,841

		131,957,993
Utilities — 28.5%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	2,200	2,579,896
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	16,000	17,898,720
City of Los Angeles California Wastewater System, Refunding RB, Sub-Series A, 5.00%, 6/01/28	2,000	2,306,100
City of Napa California Water Revenue, RB, (AMBAC), 5.00%, 5/01/35	8,600	9,248,440
City of San Francisco California Public Utilities Commission Water, RB, Series B, 5.00%, 11/01/30	10,000	11,488,500
County of Sacramento California Sanitation Districts Financing Authority, RB, 5.00%, 12/01/36	1,010	1,056,894
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	4,000	4,791,640
East Bay California Municipal Utility District Water System Revenue, RB, Series A (NPFGC):
5.00%, 6/01/15 (a)	8,830	8,866,468
5.00%, 6/01/35	3,000	3,012,390
East Bay California Municipal Utility District Water System Revenue, Refunding RB (a):
Series A (NPFGC), 5.00%, 6/01/17	10,000	10,906,700
Series A (NPFGC), 5.00%, 6/01/17	6,670	7,274,769
Sub-Series A (AGM), 5.00%, 6/01/17	11,190	12,204,597
Sub-Series A (AMBAC), 5.00%, 6/01/17	5,000	5,451,150
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	2,505	2,775,791

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	3

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	$10,000	$11,591,600
Imperial Irrigation District, Refunding RB, Electric System, 5.13%, 11/01/38	8,000	8,873,600
Los Angeles Department of Water & Power, RB:
Series A, 5.38%, 7/01/38	9,375	10,606,125
Sub-Series A-2 (AGM), 5.00%, 7/01/35	7,500	7,856,850
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/35	12,870	12,973,732
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A:
5.25%, 5/15/34	1,060	1,210,128
5.25%, 5/15/39	10,000	11,357,500
San Diego Public Facilities Financing Authority Water, Refunding RB, Series B, 5.50%, 8/01/39	8,000	9,266,560
San Juan Water District, Refunding RB, San Juan & Citrus Heights, 5.25%, 2/01/33	7,325	8,397,600
Santa Monica Community College District, GO, Series B, 5.00%, 8/01/44	2,500	2,864,275

		184,860,025
Total Municipal Bonds — 112.8%		733,276,807

Municipal Bonds Transferred to Tender Option Bond Trusts (b)
California — 43.7%
County/City/Special District/School District — 23.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	14,520	16,218,985
County of Alameda California Joint Powers Authority, Refunding LRB, (AGM), 5.00%, 12/01/34	13,180	14,384,256
Desert Community College District California, GO, Series C (AGM), 5.00%, 8/01/37	16,530	17,825,621
Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Foothill-De Anza Community College District, GO, Series C, 5.00%, 8/01/40	$10,000	$11,204,700
Los Angeles Community College District California, GO:
Election of 2001, Series A (NPFGC), 5.00%, 8/01/32	6,647	7,276,949
Election of 2001, Series E-1, 5.00%, 8/01/33	11,770	13,273,500
Election of 2003, Series F-1, 5.00%, 8/01/33	10,000	11,277,400
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series C, 6.00%, 8/01/33	9,596	11,537,146
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,334,240
Poway Unified School District, GO, Election of 2002, Improvement District 02, Series 1-B (AGM), 5.00%, 8/01/30	10,000	10,588,700
San Luis Obispo County Community College District, GO, Refunding, Election of 2014, Series A, 4.00%, 8/01/40	6,585	6,723,718
West Valley-Mission Community College District, GO, Election of 2012, Series A, 4.00%, 8/01/40	17,000	17,741,200

		155,386,415
Education — 7.5%
Riverside Community College District, GO, Election of 2004, Series C (NPFGC), 5.00%, 8/01/32	8,910	9,658,084
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	8,000	8,437,360
Series AM, 5.25%, 5/15/44	10,210	11,894,241
Series O, 5.75%, 5/15/34	11,190	13,273,466
University of California, Refunding RB, Series AF, 5.00%, 5/15/39	5,000	5,618,550

		48,881,701
Health — 3.2%
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	19,070	21,072,922

4	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (b)	Par (000)	Value
California (concluded)
Transportation — 1.0%
City of Los Angeles California Department of Airports, RB, AMT, Series A, 5.00%, 5/15/40	$5,500	$6,134,150
Utilities — 8.1%
County of San Diego California Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	16,740	18,400,608
East Bay California Utility District, 5.00%, 6/01/44	11,000	12,587,410
East Bay Municipal Utility District, Refunding RB, Sub-Series A (AMBAC), 5.00%, 6/01/37	14,510	15,819,237
Rancho Water District Financing Authority, Refunding RB, Series A (AGM), 5.00%, 8/01/34	5,008	5,561,802

		52,369,057
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.7%		283,844,245
Total Long-Term Investments (Cost — $948,213,941) — 156.5%		1,017,121,052
Short-Term Securities	Shares	Value
BIF California Municipal Money Fund, 0.00% (c)(d)	6,972,803	$6,972,803
Total Short-Term Securities (Cost — $6,972,803) — 1.1%		6,972,803
Total Investments (Cost — $955,186,744*) — 157.6%		1,024,093,855
Other Assets Less Liabilities — 1.7%		11,132,347
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (20.2%)		(131,414,884)
VMTP Shares, at Liquidation Value — (39.1%)		(254,000,000)

Net Assets Applicable to Common Shares — 100.0%		$649,811,318

*	As of April 30, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$823,840,073

Gross unrealized appreciation	$70,658,413
Gross unrealized depreciation	(1,801,073)

Net unrealized appreciation	$68,857,340

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.

(c)	During the period ended April 30, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2014	Net Activity	Shares Held at April 30, 2015	Income
BIF California Municipal Money Fund	2,207,320	4,765,483	6,972,803	$1

(d)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificates of Participation
GO	General Obligation Bonds

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	5

Schedule of Investments (continued)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	As of April 30, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Appreciation
(500)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	$64,187,500	$9,869

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

As of April 30, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$1,017,121,052	—	$1,017,121,052
Short-Term Securities	$6,972,803	—		6,972,803

Total	$6,972,803	$1,017,121,052	—	$1,024,093,855

[1]	See above Schedule of Investments for values in each sector.

6	BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015

Schedule of Investments (concluded)	BlackRock MuniHoldings California Quality Fund, Inc. (MUC)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$9,869	—	—	$9,869

[2]    Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of April 30, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$690,000	—	—	$690,000
Liabilities:
TOB Trust Certificates	—	$(131,396,442)	—	(131,396,442)
VMTP Shares	—	(254,000,000)	—	(254,000,000)

Total	$690,000	$(385,396,442)	—	$(384,706,442)

During the period ended April 30, 2015, there were no transfers between levels.

BLACKROCK MUNIHOLDINGS CALIFORNIA QUALITY FUND, INC.	APRIL 30, 2015	7

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Quality Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings California Quality Fund, Inc.

Date: June 22, 2015